Income Taxes - Reconciliation of expected tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Profit (Loss) before income tax	€ (188,381)	€ (63,418)
Income tax rate	27.55%	27.55%
Expected income taxes on this	€ 51,899	€ 17,472
Effects deriving from differences to the expected tax rate	54	(3)
Other non-deductible expenses and taxes	(238)	(312)
Changes in the realization of deferred tax assets	(22,371)	(18,978)
Other	(29,390)	1,760
Income tax as per statement of operations	€ 46	€ 61
Effective tax rate in %	0.00%	(0.10%)